Schedule of Accounts Receivable Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 6,686,364	$ 2,548,841
Less: allowance for expected credit losses	(446,551)	(211,639)
Total accounts receivable, net	$ 6,239,813	$ 2,337,202